Segmented information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segmented information	Segmented information
The Company is managed under two primary business units consisting of the Regulated Services Group and the Renewable Energy Group. The two business units are the two segments of the Company.
The Regulated Services Group, the Company's regulated operating unit, owns and operates a portfolio of electric, natural gas, water distribution and wastewater collection utility systems and transmission operations in the United States, Canada, Chile and Bermuda; the Renewable Energy Group, the Company's non-regulated operating unit, owns and operates a diversified portfolio of renewable and thermal electric generation assets in North America and internationally.
For purposes of evaluating the performance of the business units, the Company allocates the realized portion of any gains or losses on financial instruments to the specific business units. Dividend income from Atlantica and AYES Canada are included in the operations of the Renewable Energy Group, while interest income from San Antonio Water System is included in the operations of the Regulated Services Group. Equity method gains and losses are included in the operations of the Regulated Services Group or Renewable Energy Group based on the nature of the activities of the investees. The change in value of investments carried at fair value and unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship are not considered in management’s evaluation of divisional performance and are therefore allocated and reported under corporate.
21.Segmented information (continued)

	Year ended December 31, 2020
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,405,136	$270,398	$1,524	$1,677,058
Fuel, power and water purchased	384,363	16,645	—	401,008
Net revenue	1,020,773	253,753	1,524	1,276,050
Operating expenses	445,459	74,981	12	520,452
Administrative expenses	34,141	24,719	630	59,490
Depreciation and amortization	219,089	92,890	2,144	314,123
Gain on foreign exchange	—	—	(2,108)	(2,108)
Operating income	322,084	61,163	846	384,093
Interest expense	(99,161)	(52,656)	(30,117)	(181,934)
Income from long-term investments	7,753	96,652	560,266	664,671
Other	(40,128)	(6,537)	(27,754)	(74,419)
Earnings before income taxes	$190,548	$98,622	$503,241	$792,411
Property, plant and equipment	$5,757,532	$2,451,706	$32,600	$8,241,838
Investments carried at fair value	—	1,837,429	—	1,837,429
Equity-method investees	74,673	111,779	—	186,452
Total assets	8,528,172	4,589,521	106,213	13,223,906
Capital expenditures	$690,792	$80,746	$14,492	$786,030
(1) Renewable Energy Group revenue includes $28,586 related to net hedging gains from energy derivative contracts and availability credits for the year ended December 31, 2020 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $24,928 related to alternative revenue programs for the year ended December 31, 2020 that do not represent revenue recognized from contracts with customers.
21.Segmented information (continued)

	Year ended December 31, 2019
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,368,411	$256,510	$1,471	$1,626,392
Fuel and power purchased	426,046	17,258	—	443,304
Net revenue	942,365	239,252	1,471	1,183,088
Operating expenses	397,092	74,676	221	471,989
Administrative expenses	36,667	19,366	769	56,802
Depreciation and amortization	194,766	88,557	981	284,304
Loss on foreign exchange	—	—	3,146	3,146
Operating income	313,840	56,653	(3,646)	366,847
Interest expense	(101,518)	(61,039)	(18,931)	(181,488)
Income from long-term investments	9,334	104,025	284,262	397,621
Other	(32,297)	15,951	(11,567)	(27,913)
Earnings before income taxes	$189,359	$115,590	$250,118	$555,067
Property, plant and equipment	$4,763,689	$2,444,382	$32,909	$7,240,980
Investments carried at fair value	27,072	1,267,075	—	1,294,147
Equity-method investees	29,827	52,284	—	82,111
Total assets	6,825,379	4,014,067	81,340	10,920,786
Capital expenditures	$478,936	$102,396	$—	$581,332
(1) Renewable Energy Group revenue includes $22,282 related to net hedging gains from energy derivative contracts for the year ended December 31, 2019 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $(4,405) related to alternative revenue programs for the year ended December 31, 2019 that do not represent revenue recognized from contracts with customers.
The majority of non-regulated energy sales are earned from contracts with large public utilities. The Company has sought to mitigate its credit risk by selling energy to large utilities in various North American locations. None of the utilities contribute more than 10% of total revenue.
21.Segmented information (continued)
AQN operates in the independent power and utility industries in the United States, Canada and other regions. Information on operations by geographic area is as follows:

	2020	2019
Revenue
United States	$1,475,087	$1,537,695
Canada	153,569	88,697
Other regions	48,402	—
	$1,677,058	$1,626,392
Property, plant and equipment
United States	$6,666,015	$6,488,964
Canada	884,195	752,016
Other regions	691,628	—
	$8,241,838	$7,240,980
Intangible assets
United States	$24,825	$23,821
Canada	23,123	23,795
Other regions	66,965	—
	$114,913	$47,616
Revenue is attributed to the regions based on the location of the underlying generating and utility facilities.